Technology and content expense	6 Months Ended
Jun. 30, 2026
Technology and content expense
Technology and content expense
25 Technology and content expense
Technology and content expense is comprised of the following:

	For the three months ended June 30		For the six months ended June 30
In thousands of USD	2025	2026	2025	2026
Staff Costs	3,028	2,562	6,194	5,254
Technology license and maintenance expenses	6,189	6,448	12,668	12,640
Technology and content expense	9,217	9,010	18,862	17,894
Technology and content expense decreased by 5.1% from USD18,862 thousand in the six months ended June 30, 2025 to USD17,894 thousand in the six months ended June 30, 2026, driven by ongoing headcount optimization and savings from recently renegotiated contracts.